SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade receivables	$ 109,401	$ 119,094	$ 136,274
Income tax advances	32,856	52,003	90,528
Interest receivable	51,718	17,494
Due from shareholders	840	843	1,002
Accounts receivable	$ 194,815	$ 189,434	$ 227,804